Derivative and Hedging Actitities - Marketing, Gathering and Compression Revenues (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Gains (losses) on undesignated oil, natural gas and NGL derivatives	$ (34)
Revenue from contracts with customers	5,189
Revenues	10,030	$ 10,039	$ 8,705
Marketing, Gathering And Compression [Member] | Supply Contract [Member]
Derivative [Line Items]
Gains (losses) on undesignated oil, natural gas and NGL derivatives	0	0	(297)
Marketing [Member]
Derivative [Line Items]
Revenues		5,069	4,511	$ 4,881
Gains (losses) on undesignated oil, natural gas and NGL derivatives	7	0	0
Revenue from contracts with customers	5,076
Revenues	$ 5,076	$ 4,511	$ 4,584